Matthews China Dividend Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.9%

	Shares	Value

CONSUMER DISCRETIONARY: 17.9%
Hotels, Restaurants & Leisure: 6.0%
Tam Jai International Co., Ltd.[b]	16,628,000	$5,594,185
Yum China Holdings, Inc.	127,500	5,296,350
Shanghai Jinjiang International Hotels Co., Ltd. B Shares	1,519,631	3,027,844
Helens International Holdings Co., Ltd.[b]	1,588,500	2,762,369

		16,680,748

Household Durables: 4.1%
Haier Smart Home Co., Ltd. D Shares	4,520,762	6,586,900
Chervon Holdings, Ltd.[b]	692,000	4,781,982

		11,368,882

Diversified Consumer Services: 2.7%
China Education Group Holdings, Ltd.[c]	8,633,000	7,428,253

Automobiles: 2.3%
Yadea Group Holdings, Ltd.[c,d]	4,146,000	6,351,085

Specialty Retail: 1.8%
China Tourism Group Duty Free Corp., Ltd. A Shares	192,769	4,949,185

Auto Components: 0.9%
Minth Group, Ltd.	1,040,000	2,534,128

Internet & Direct Marketing Retail: 0.1%
JD.com, Inc. A Shares[b]	14,300	406,333

Total Consumer Discretionary		49,718,614

COMMUNICATION SERVICES: 14.1%
Interactive Media & Services: 9.4%
Tencent Holdings, Ltd.	572,200	26,375,183

Diversified Telecommunication Services: 4.7%
CITIC Telecom International Holdings, Ltd.	35,473,000	13,024,174

Total Communication Services		39,399,357

FINANCIALS: 13.0%
Banks: 11.2%
Postal Savings Bank of China Co., Ltd. H Shares[c,d]	19,207,000	15,466,388
BOC Hong Kong Holdings, Ltd.	2,478,500	9,326,065
Ping An Bank Co., Ltd. A Shares	2,610,000	6,285,337

		31,077,790

Capital Markets: 1.8%
GF Securities Co., Ltd. H Shares	3,669,600	5,165,840

Total Financials		36,243,630

INDUSTRIALS: 11.7%
Machinery: 3.6%
Yangzijiang Shipbuilding Holdings, Ltd.	9,016,100	10,125,313

Industrial Conglomerates: 3.4%
CK Hutchison Holdings, Ltd.	1,292,000	9,447,634

Commercial Services & Supplies: 2.8%
China Everbright International, Ltd.	13,178,000	7,909,515

	Shares	Value
Transportation Infrastructure: 1.9%
Hainan Meilan International Airport Co., Ltd. H Shares[b]	2,267,000	$5,166,228

Total Industrials		32,648,690

HEALTH CARE: 11.2%
Pharmaceuticals: 8.0%
CSPC Pharmaceutical Group, Ltd.	8,260,000	9,464,691
Asymchem Laboratories Tianjin Co., Ltd. H Shares[b,c,d]	182,200	6,427,419
Livzon Pharmaceutical Group, Inc. H Shares	1,771,100	6,323,295

		22,215,405

Life Sciences Tools & Services: 1.9%
Pharmaron Beijing Co., Ltd. H Shares[c,d]	446,500	5,369,780

Health Care Equipment & Supplies: 1.0%
AK Medical Holdings, Ltd.[c,d]	4,666,000	2,755,763

Health Care Technology: 0.3%
Medlive Technology Co., Ltd.[b,c,d]	966,500	964,626

Total Health Care		31,305,574

CONSUMER STAPLES: 8.9%
Food Products: 5.0%
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	1,205,500	6,969,947
Uni-President China Holdings, Ltd.	7,931,000	6,882,433

		13,852,380

Beverages: 3.9%
Yantai Changyu Pioneer Wine Co., Ltd. B Shares	4,053,176	5,763,756
Wuliangye Yibin Co., Ltd. A Shares	208,600	5,054,899

		10,818,655

Total Consumer Staples		24,671,035

INFORMATION TECHNOLOGY: 7.3%
Electronic Equipment, Instruments & Components: 5.3%
E Ink Holdings, Inc.	1,701,000	10,816,329
OPT Machine Vision Tech Co., Ltd. A Shares	130,130	3,768,191

		14,584,520

Software: 2.0%
Shanghai Baosight Software Co., Ltd. B Shares	1,396,804	5,662,991

Total Information Technology		20,247,511

MATERIALS: 6.3%
Construction Materials: 4.7%
Huaxin Cement Co., Ltd. H Shares[b]	4,381,692	7,596,208
China Jushi Co., Ltd. A Shares	2,347,207	5,597,738

		13,193,946

Metals & Mining: 1.6%
Tiangong International Co., Ltd.	10,616,000	4,307,669

Total Materials		17,501,615

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Matthews China Dividend Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

ENERGY: 2.8%
Oil, Gas & Consumable Fuels: 2.8%
China Suntien Green Energy Corp., Ltd. H Shares	13,985,000	$7,825,905

Total Energy		7,825,905

REAL ESTATE: 2.7%
Equity REITs: 2.7%
Fortune REIT	8,460,000	7,601,922

Total Real Estate		7,601,922

TOTAL INVESTMENTS: 95.9%		267,163,853
(Cost $286,911,391)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.1%		11,405,514

NET ASSETS: 100.0%		$278,569,367

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $37,335,061, which is 13.40% of net assets.

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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